OTHER RECEIVABLES, NET	12 Months Ended
Jun. 30, 2023
OTHER RECEIVABLES, NET
OTHER RECEIVABLES, NET

NOTE 5. OTHER RECEIVABLES, NET

Other receivables, net consisted of the following:

	June 30,	June 30,	June 30,
	2022	2023	2023
Third Party	RMB	RMB	US Dollars
Business advances to officers and staffs (A)	¥1,441,807	¥854,162	$117,795
Deposits for projects	3,259,236	1,247,992	172,106
VAT recoverable	437,095	690,053	95,163
Others	2,547,520	1,392,126	191,983
Allowance for credit losses	(619,444)	(1,994,960)	(275,118)
Subtotal	7,066,214	2,189,373	301,929
Less: Long term portion (B)	(1,564,381)	(3,640)	(502)
Other receivable - current portion	¥5,501,833	¥2,185,733	$301,427
(A)	Business advances to officers and staffs represent advances for business travel and sundry expenses related to oilfield or on-site installation and inspection of products through customer approval and acceptance.
(B)	Long-term portion are mainly tender deposits for large-scale projects or rental contracts. These funds may not be collected back until projects are finished or contracts are completed.

Net recovery of provision for credit losses of other receivables was ¥187,161 and ¥294,644 for the years ended June 30, 2021 and 2022, respectively. Provision for credit losses of other receivables was ¥1,375,516 ($189,692) for the year ended June 30, 2023.

Movement of allowance for credit losses is as follows:

	June 30,	June 30,	June 30,
	2022	2023	2023
	RMB	RMB	US Dollars
Beginning balance	¥918,153	¥619,444	$85,426
Charge to (reversal of) allowance	(294,644)	1,375,516	189,692
Less: written off	(4,065)	—	—
Ending balance	¥619,444	¥1,994,960	$275,118